Note 20 - Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Research and Development Expenses [Table Text Block]
	2018	2017	2016
Gross research and development expenses	(4,863)	(4,539)	(4,577)
Research Tax Credit	685	504	511
Grants	90	154	198
Net Research and development expenses	(4,088)	(3,881)	(3,868)